Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Loans To Business And Government [Line Items]
Loans	$ 967,530	$ 961,989
Allowance for loan losses	8,567	8,689	$ 8,655
Total loans, net of allowance	958,963	953,300
Business And Government [Member]
Loans To Business And Government [Line Items]
Loans at amortized cost	351,201	345,943
Loans at FVOCI	478	288
Loans	351,679	346,231
Allowance for loan losses	3,737	3,847
Total loans, net of allowance	$ 347,942	$ 342,384